6. EQUITY TRANSACTIONS (Details - Warrants exercisable) (USD $)	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2013	Mar. 31, 2012
Warrant One [Member]
Range of Exercise Prices, maximum	$ 0.10
Warrants outstanding	$ 37,094,795
Weighted Average Remaining Life (Years)	251
Outstanding Weighted Average Exercise Price	$ 0.05
Warrants exercisable	37,094,795
Warrants exercisable weighted average exercise price	$ 0.05
Warrant Two [Member]
Range of Exercise Prices, minimum	$ 0.11
Range of Exercise Prices, maximum	$ 0.19
Warrants outstanding	21,876,000
Weighted Average Remaining Life (Years)	4,827
Outstanding Weighted Average Exercise Price	$ 0.13
Warrants exercisable	21,876,000
Warrants exercisable weighted average exercise price	$ 0.13
Warrant Three [Member]
Range of Exercise Prices, minimum	$ 0.20
Range of Exercise Prices, maximum	$ 0.25
Warrants outstanding	11,738,680
Weighted Average Remaining Life (Years)	518
Outstanding Weighted Average Exercise Price	$ 0.21
Warrants exercisable	11,738,680
Warrants exercisable weighted average exercise price	$ 0.21
Warrants [Member]
Warrants outstanding	$ 70,709,475
Outstanding Weighted Average Exercise Price	$ 0.10		$ 0.11	$ 0.14
Warrants exercisable	70,709,475	82,782,621
Warrants exercisable weighted average exercise price	$ 0.10		$ 0.11